ADVERTISING COSTS	12 Months Ended
Mar. 31, 2019
ADVERTISING COSTS
ADVERTISING COSTS

23.   ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” are expensed as incurred during the years ended March 31, 2017, 2018 and 2019, relate primarily to advertisements in magazines and journals and amounted to ¥200,946 thousand, ¥61,400 thousand and ¥53,007 thousand, respectively.